Property and Equipment, Net	6 Months Ended
Jun. 30, 2018
Property Plant And Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2018	2017
Lab equipment	$370	$363
Leasehold improvements	36	-
Computer and office equipment	479	382
	885	745
Less: accumulated depreciation	(505)	(390)
Total property and equipment, net	$380	$355

Depreciation expense was $68,000 and $50,000 for the three months ended June 30, 2018 and 2017, respectively, and $129,000 and $95,000 for the six months ended June 30, 2018 and 2017, respectively.